Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders’ equity

Note 13 – Shareholders’ equity

Ordinary shares

MingZhu Cayman was established under the laws of Cayman Islands on January 2, 2018. The authorized number of ordinary shares was 38,000,000 shares with a par value of approximate $0.001 (HKD 0.01) per ordinary share.

With the effect of resolutions passed by board of directors on February 12, 2020, the authorized number of ordinary shares increased from 38,000,000 to 50,000,000 with a par value of $0.001 instead of HKD 0.01 and the issued number of ordinary shares increased from 1,000 to 9,250,000 with a par value of $0.001 instead of HKD 0.01. With the effect of resolution passed by board of directors on May 21, 2020, the issued number of ordinary shares decreased from 9,250,000 to 9,000,000.

On October 21, 2020, the Company completed the initial public offering (“IPO”) of 3,000,000 ordinary shares at a public offering price of US$4.00 per share.

On October 30, 2020, the underwriter and sole book-runner of the Company’s underwritten IPO, has exercised the partial over-allotment option and purchased an additional 350,000 ordinary shares of the Company at the IPO price of US$4.00 per share.

On December 4, 2020, the underwriter and sole book-runner of the Company’s underwritten IPO, has further exercised the partial over-allotment option and purchased an additional 4,040 ordinary shares of the Company at the IPO price of US$4.00 per share.

As of December 31, 2020, the authorized number of ordinary shares is 50,000,000 with a par value of $0.001 and the issued number of ordinary shares is 12,354,040.

With the above IPO and over-allotments, the Company received total gross proceeds of $13,416,160. After deducting a sum of $2,457,357 in underwriting commission and other expenses, the Company received a total net proceeds of $10,958,803.

The Company believes it is appropriate to reflect the above transactions as re-denomination and nominal issuance of shares on a retroactive basis similar to stock split or dividend pursuant to ASC 260. According to the above transactions, the Company has retroactively adjusted the shares and per share data for all periods presented.

Share subscription receivables

Share subscription receivables represent unpaid capital contribution from the Company’s shareholders of $847,086 and $847,086 as of December 31, 2020 and 2019, respectively.

Statutory reserves

In accordance with the relevant PRC laws and regulations, the Group’s subsidiaries in the PRC are required to provide for certain statutory reserves, which are appropriated from net profit as reported in accordance with PRC accounting standards. The Group’s subsidiaries in the PRC are required to allocate at least 10% of their after-tax profits to the general reserve until such reserve has reached 50% of their respective registered capital. Appropriations to other types of reserves in accordance with relevant PRC laws and regulations are to be made at the discretion of the board of directors of each of the Group’s subsidiaries in the PRC. The statutory reserves are restricted from being distributed as dividends under PRC laws and regulations. The statutory reserves recorded by the Group’s subsidiaries in the PRC were $877,886 and $760,475 as of December 31, 2020 and 2019, respectively.

Restricted assets

As a result of these PRC laws and regulations and the requirement that distributions by the Group’s subsidiaries in the PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Group’s subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and the statutory reserves of the Group’s subsidiaries in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Group’s subsidiaries in the PRC not available for distribution, was $3,565,673 and $3,448,262 as of December 31, 2020 and 2019, respectively.